Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,328	$ 1,654
Accounts receivable, net of allowance of $55 and $93	1,782	1,742
Inventory	2,800	2,223
Prepaid expenses and other current assets	178	264
Total current assets	6,088	5,883
Fixed assets, net of accumulated depreciation of $1,871 and $1,787	348	497
Other assets	619	640
Total assets	7,055	7,020
Current liabilities:
Accounts payable	1,590	885
Accrued expenses	604	767
Taxes payable	20	45
Other Liabilities, Current	45	54
Deferred rent, current portion	32	30
Capital lease, current portion	13	24
Total current liabilities	2,259	1,751
Capital lease obligations, less current portion	23	58
Long term liabilities - other	434	485
Shareholders’ equity:
Authorized — 100,000,000; issued and outstanding shares — 38,530,416 shares	52,867	52,867
Additional paid-in capital	7,737	7,590
Accumulated other comprehensive income	376	451
Accumulated deficit	(56,618)	(56,124)
Total shareholders’ equity	4,362	4,784
Total liabilities and shareholders’ equity	$ 7,055	$ 7,020